LONG-TERM INVESTMENTS - Additional Information (Detail) ¥ in Thousands			1 Months Ended		12 Months Ended
	Sep. 29, 2020 CNY (¥)	Sep. 29, 2020 USD ($)	Jan. 31, 2020 CNY (¥)	May 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 29, 2020 USD ($)	Mar. 13, 2020 shares
Long Term Investments [Line Items]
Income (loss) from investment in affiliates					¥ (7,509)	$ (1,151,000)	¥ 378
Long-term investment					87,551		3,826	$ 13,418,000
Keen Best
Long Term Investments [Line Items]
Number of ordinary shares acquired | shares										35
Equity Percent Acquired										35.00%
Purchase price for shares	¥ 91,957	$ 13,544,000
Goodwill	¥ 1,508								$ 231,000
Income (loss) from investment in affiliates					822	126,000
Impairment on investment | $						$ 0
SG Fintech Joint Stock Company
Long Term Investments [Line Items]
Equity Percent Acquired			24.10%	24.90%
Income (loss) from investment in affiliates					6,687
Impairment on investment					¥ 49
Investment income, net							¥ 378
Cash consideration			¥ 3,378	¥ 3,400